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                   MORGAN STANLEY LIMITED DURATION FUND
                      1221 Avenue of the Americas
                       New York, New York 10020




                                                        July 7, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Limited Duration Fund
     File Number 33-50857


Dear Sir or Madam:

        On behalf of the Registrant, the undersigned certifies that the form of PROSPECTUS and STATEMENT OF ADDITIONAL INFORMATION that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 30, 2004.

                                                     Very truly yours,

                                                     /s/  Lou Anne D. McInnis
                                                     -------------------------
                                                          Lou Anne D. McInnis
                                                          Assistant Secretary